Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2023
Revenue from Contracts with Customers
Revenue from Contracts with Customers

Note 4. Revenue from Contracts with Customers

Disaggregated revenue

Revenue disaggregated by reportable segment is presented in See Note 20. Segments Information.

Contract balances

Contract assets relate to uncompleted Engineering contracts. As of December 31, 2023 and 2022, contract assets were $15.4 million and $19.7 million, respectively.

Contract liabilities primarily relate to upfront payments and consideration received for data center hosting services and Deferred revenue relates to uncompleted Engineering contracts. The following table presents changes in contract liabilities and deferred revenue:

	Years Ended December 31,
	2023	2022
Beginning balance	$29,197	$27,903
Revenue recognized	(11,226)	(6,805)
Other changes in contract liabilities	4,361	8,099
Ending balance	$22,332	$29,197

Remaining performance obligation

The following table presents the estimated future recognition of the Company’s remaining performance obligations, which represent the transaction price of current contracts for work to be performed.

	2024	2025	2026	2027	2028	Thereafter	Total
Legacy data center hosting contract	$2,362	$2,362	$2,362	$2,362	$2,362	$5,964	$17,774
Engineering	4,073	—	—	—	—	—	4,073
Other	97	97	97	97	97	—	485
Total contract liabilities	$6,532	$2,459	$2,459	$2,459	$2,459	$5,964	$22,332